CONVERTIBLE DEBENTURES FINANCING (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Jan. 15, 2021	Jan. 06, 2015	Jan. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2013	Oct. 29, 2021
IfrsStatementLineItems [Line Items]
Notional amount							$ 250,000
Issued an aggregate				$ 833,409
Fair value per share			$ 0.55	$ 0.55
Accrued interest				$ 100,000
Recognized loss				250,023
Stock Issued	80,000		2,957,406
Gross Proceeds	$ 20,000		$ 739,351
Common stock price	$ 0.50		$ 0.25
Fair value				2,957,406
Common Stock Shares				1,626,573
Debt settlement				$ 887,222
Common Stock description				Jackpot sold 680,000 common shares of the Company through the facilities of the Exchange. As at December 31, 2020, Jackpot owned 9,997 common shares in the capital of the Company. In addition, Jackpot owns 689,997 share purchase warrants of the Company exercisable at $0.60 per share until November 2, 2022. During January 2021, Jackpot acquired 597,380 common shares of the Company at a deemed price of $0.25 per share pursuant to a debt settlement agreement dated December 11, 2020. As of December 31, 2021, Jackpot owns 607,377 common shares in the capital of the Company representing approximately 13.51% of the Company’s issued and outstanding common shares.
Convertible Debentures
IfrsStatementLineItems [Line Items]
Convertible debenture financing, Amount		$ 250,000
Maturity date		Jan. 06, 2016
Convertible debentures, Amount		$ 222,006
Equity portion of convertible debenture		$ 27,994
Interest expense					$ 30,000
Convertible note				$ 250,000
Accrued interest				$ 209,589	179,589
Convertible Debentures Two
IfrsStatementLineItems [Line Items]
Convertible debenture financing, Amount						$ 975,000
Conversion price						$ 0.0150
Convertible debentures, Amount						$ 913,072
Equity portion of convertible debenture						$ 61,928
Interest expense					$ 15,000